Other Liabilities and Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities and Accrued Expenses
Accrued advertising costs	$ 9.9	$ 6.8	$ 7.9
Payable for securities	4.6	0.0
Premium taxes payable	4.3	3.2	2.6
Employee compensation payable	4.2	3.7	1.0
Income tax payable	3.9	0.3	0.5
Advance premium	2.7	0.0
Accrued professional fees	2.7	2.6	2.8
VAT payable	0.2	0.2	0.4
Other payables	3.0	1.9	0.6
Total other liabilities and accrued expenses	$ 35.5	$ 18.7	$ 19.7